7. OIL AND GAS PROPERTIES (Details Narrative) (USD $)	3 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012
Fair value of preferred stock issued				$ 100,000
Interest expense				100,000
Carried interest for future drilling costs	419,623	279,749
Depletion for production on proved properties				90,414
Impairment value of leases				180,262
Logan 2H
Drilling cost				246,365
Waves 1H
Drilling cost				$ 263,382